UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09749

       Lifetime Achievement Fund, Inc.
(Exact name of Registrant as specified in Charter)

15858 West Dodge Road
Suite 310
         Omaha, NE 68118
(Address of principal executive offices)(zip code)

Manarin Investment Counsel, Ltd.
15858 West Dodge Road
Suite 310
         Omaha, NE 68118
(Name and address of agent for service)

Registrant's telephone number, including area code: (402) 330-1166

Date of fiscal year end: December 31, 2008

Date of reporting period: September 30, 2008

Item 1. Schedule of Investments.

Lifetime Achievement Fund
SCHEDULE OF INVESTMENTS
September 30, 2008
(Unaudited)

	Shares	Value
Mutual Funds: 108.7%
Alger Capital Appreciation Portfolio - Class A* †	1,338,108	$14,759,331
Alger Small Capitalization Portfolio - Class A*	1,638,172	9,190,145
Allianz NFJ Dividend Value - Class A †	653,080	8,796,984
Delaware Group Equity Value Fund - Class A †	1,519,890	14,332,558
Franklin Balance Sheet Investment Fund - Class A	22,409	1,074,725
Franklin Gold and Precious Metals Fund - Class A	342,663	9,282,728
Franklin MicroCap Value Fund - Class A †	406,893	12,280,021
Franklin Mutual Discovery Fund - Class A †	500,689	13,338,364
Franklin Small Cap Value Fund - Class A †	340,536	12,698,575
John Hancock Regional Bank - Class A †	856,529	16,710,886
OCM Gold Fund	230,299	3,491,326
Pioneer Mid-Cap Value Fund - Class A †	673,185	12,655,874
Polaris Global Value Fund †	708,258	8,817,814
Templeton Growth Fund - Class A †	833,609	14,596,502
Wintergreen Fund	555,949	6,271,101
Total Mutual Funds
(Cost $169,110,792)		158,296,934

Exchange Traded Funds: 7.6%
iShares Dow Jones US Home Construction Index Fund	336,600	6,045,336
iShares Russell 1000 Growth Index Fund	35,000	1,699,250
Ultra S&P 500 ProShares	68,200	3,358,168
Total Exchange Traded Funds
(Cost $13,651,080)		11,102,754

Equity Securities: 6.1%
Information Technology: 0.2%
SoftBrands, Inc.*	371,575	349,281
Telecommunication Services: 5.9%
Level 3 Communications, Inc.*	3,150,000	8,505,000
Total Equity Securities
(Cost $14,839,463)		8,854,281

Short Term Investments: 1.2%
UMB Bank, n.a. Money Market Fiduciary ±	1,771,439	1,771,439
Total Short Term Investments
(Cost $1,771,439)		1,771,439

Total Investments: 123.6%
(Cost $199,372,774)		180,025,408

Liabilities less Other Assets: (23.6) %		(34,405,750)

Net Assets: 100.0%		$145,619,658

Footnotes:
*Non-income producing security.
†As of September 30, 2008, all or portion of the security has been pledged as collateral for a Fund loan. The market value of the securities in the pledged account totaled $125,422,533 as of September 30, 2008. See Note 6 to the financial statements.
±The short-term investment earns interest at variable rates. At September 30, 2008, the interest rate was 1.02%.
The accompanying notes are an integral part of the Schedule of Investments.

1.Tax Information

At September 30, 2008, the cost of securities, on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of Investments	$187,599,712

Gross Unrealized Appreciation	$21,810,981
Gross Unrealized (Depreciation)	(25,027,995)
Net Unrealized Depreciation on Investments	$(3,217,014)

2. Statement of Financial Accounting Standards No. 157

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels:

▪	Level 1 - quoted prices in active markets for identical securities
▪	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services.)
▪	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investment in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$180,025,408	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$180,025,408	-

* Other financial instruments include futures, forwards and swap contracts.

Item 2. Controls and Procedures.

(a)
The Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934 as amended, as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Lifetime Achievement Fund, Inc.

By:	/s/ Roland R. Manarin
Roland R. Manarin
Principal Executive Officer
Date:	November 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Roland R. Manarin
Roland R. Manarin
Principal Executive Officer
Date:	November 21, 2008

By:	/s/ Aron Huddleston
Aron D. Huddleston
Principal Financial Officer
Date:	November 21, 2008